Equity - Summary of Dividend Payout (Details)	12 Months Ended
	Mar. 31, 2018 ₨ / shares	Mar. 31, 2018 $ / shares	Mar. 31, 2017 ₨ / shares	Mar. 31, 2017 $ / shares	Mar. 31, 2016 ₨ / shares	Mar. 31, 2016 $ / shares
Dividend per Equity Share
Disclosure Of Equity [Line Items]
Interim dividend | ₨ / shares	₨ 13.00		₨ 11.00		₨ 10.00
Final dividend | ₨ / shares	₨ 14.75		₨ 14.25		₨ 14.75
Dividend per Equity Share/ADS
Disclosure Of Equity [Line Items]
Interim dividend | $ / shares		$ 0.20		$ 0.17		$ 0.15
Final dividend | $ / shares		$ 0.23		$ 0.22		$ 0.24